Consolidated Statements of Operations and Comprehensive Loss - USD ($)		12 Months Ended
		Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Total revenues		$ 11,122,585	$ 6,111,141	$ 437,970
Cost of revenues		(11,835,751)	(5,574,685)	(795,286)
Gross (loss)/profit		(713,166)	536,456	(357,316)
Operating expenses:
Selling and marketing expenses		(401,840)	(648,301)	(1,138,183)
Research and development expenses		(1,545,278)	(1,698,494)	(2,297,474)
General and administrative expenses		(10,707,685)	(3,863,434)	(2,926,280)
Impairment of long-lived assets		(46,185)	(200,841)
Total operating expenses		(12,700,988)	(6,411,070)	(6,361,937)
Loss from operations		(13,414,154)	(5,874,614)	(6,719,253)
Interest expense, net		(338,243)	(369,847)	(151,492)
Other income, net		21,588	263,685	252,536
Fair value change in derivative liability		328,581
Gain on investments		336,325
Total other income/(loss), net		348,251	(106,162)	101,044
Loss before income taxes		(13,065,903)	(5,980,776)	(6,618,209)
Income tax expense
Net loss		(13,065,903)	(5,980,776)	(6,618,209)
Less: Net loss attributable to non-controlling interests		(121,695)	(158,597)	(180,881)
Less: Net loss attributable to redeemable non-controlling interests		(421)	(7,738)
Net loss attributable to Scage Future		(12,943,787)	(5,814,441)	(6,437,328)
Accretion of convertible redeemable preferred shares				(3,177,059)
Accretion of redeemable non-controlling interests			(1,851,388)
Net loss attributable to Scage Future’s ordinary shareholders		(12,943,787)	(7,665,829)	(9,614,387)
Other comprehensive (loss)/income
Foreign currency translation adjustment, net of tax of nil		(350,194)	102,029	1,171,995
Comprehensive loss		(13,416,097)	(5,878,747)	(5,446,214)
Less: Comprehensive loss attributable to non-controlling interests		(169,180)	(113,600)	(171,171)
Less: Comprehensive loss attributable to redeemable non-controlling interests		66,309	(7,738)
Comprehensive loss attributable to Scage Future		(13,313,226)	(5,757,409)	(5,275,043)
Accretion of convertible redeemable preferred shares				(3,177,059)
Accretion of redeemable non-controlling interests			(1,851,388)
Comprehensive loss attributable to Scage Future’s ordinary shareholders		$ (13,313,226)	$ (7,608,797)	$ (8,452,102)
Loss per share
Basic (in Dollars per share)	[1]	$ (0.18)	$ (0.15)	$ (0.19)
Diluted (in Dollars per share)	[1]	$ (0.18)	$ (0.15)	$ (0.19)
Weighted average number of ordinary shares outstanding used in computing loss per share
Basic (in Shares)	[1]	72,243,992	50,716,451	50,716,451
Diluted (in Shares)	[1]	72,243,992	50,716,451	50,716,451
Revenues – third parties
Total revenues		$ 11,122,585	$ 6,111,141	$ 421,680
Revenues – a related party
Total revenues				$ 16,290

[1]	Share data has been retroactively restated to give effect to the Reverse Recapitalization related to the Business Combination completed on June 27, 2025. (Note 1 and Note 15)